Line of Credit (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit (Textual)
Revolving line of credit with a bank	$ 150,000	$ 98,500	$ 93,500
Rate of interest above prime rate	3.00%	3.00%
Prime rate of interest	3.25%	3.25%